Cash, Cash Equivalents, Restricted Cash and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents:
Cash	$ 1,766,927	$ 1,234,547
Cash equivalents:
Bank time deposits (matured within 3 months)	24,966	81,906
Money market funds	198,659	91,172
Total cash equivalents	223,625	173,078
Total cash and cash equivalents	1,990,552	1,407,625	$ 763,439	$ 1,223,682
Restricted cash	216,151	241,306
Total cash, cash equivalents and restricted cash	2,206,703	1,648,931	904,091	$ 1,223,682
Short-term investments:
Bank time deposits	1,381,991	389,440
Interest income	$ 43,200	$ 38,000	$ 38,700